Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalent [line items]
Short-term deposits	€ 166,034	€ 263,147	€ 201,522
Cash on hand and bank accounts	4,995	13,601	5,718
TOTAL	171,029	276,748	207,240	[1]
UCITS
Cash and cash equivalent [line items]
Short-term deposits	2,060	3,096	29,189
TERM ACCOUNTS
Cash and cash equivalent [line items]
Short-term deposits	143,827	215,018	124,316
INTEREST-BEARING CURRENT ACCOUNT
Cash and cash equivalent [line items]
Short-term deposits	€ 20,147	€ 45,033	€ 48,017

[1]	The Group applied IFRS 16 “Leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2018 has not been restated. The impact of this application is presented in note 4.7 Application of the new IFRS 16 standard.